Taxation (Details) - Schedule of Changes in Valuation Allowance - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Changes in Valuation Allowance [Abstract]
Balance at the beginning of the period	$ 11,820	$ 7,577
Balance at the end of the period	11,088	11,820
Additions		4,459
Reduction	(460)
Foreign currency translation adjustments	$ (272)	$ (216)